Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation Tables
Stock option plans activity

A summary of the status of the Company’s stock option plans as of December 31, 2013 and 2012 and the changes during the period are presented below:

	2013	2012
Unexercised options, beginning of year	300,000	300,000
Stock options issued during the year	-	-
Stock Options expired	-	-
Stock Options exercised	-	-
Unexercised options, end of year	300,000	300,000
Vested options, end of year	300,000	300,000

Outstanding options

The following table summarizes information about the stock options as of December 31, 2013:

Outsanding Options
Wtd. Avg.
Range of		Remaining	Wtd. Avg.	Aggregate
Exercise		Contractual	Exercise	Intrinsic
Prices	Shares	Life (years)	Prices	Value

$0.01	300,000	7.0	$0.01	$-